Note 5 - Property, Mineral Rights, and Equipment	12 Months Ended
Sep. 30, 2016
Notes
Note 5 - Property, Mineral Rights, and Equipment:

NOTE 5 – PROPERTY, MINERAL RIGHTS, AND EQUIPMENT:

The following is a summary of property, mineral rights, and equipment and accumulated depreciation at September 30, 2016 and 2015:

	Expected Useful Lives (years)	2016	2015

Mineral rights – Talapoosa	-	$1,668,400	$1,551,000
Mineral rights – Eureka	-	13,712,842	13,618,842
Mineral rights – Other	-	50,000	50,000
Total mineral rights		15,431,242	15,219,842

Equipment and vehicles	2-5	63,591	144,853
Office equipment and furniture	3-7	70,150	70,150
Land	-	51,477	51,477
Total property and equipment		185,218	266,480
Less accumulated depreciation		(133,741)	(209,065)
Property, mineral rights, and equipment, net		$15,482,719	$15,277,257

No impairments were recorded at September 30, 2016.  During the year ended September 30, 2015, it was determined that impairments in the values of our Iron Butte and Toole Springs properties existed.  The carrying value of our Iron Butte property was $426,000 and was written off as abandonment of mineral properties during the year ended September 30, 2015.  The carrying value of our Toole Springs property was $130,000 and was written off as abandonment of mineral properties during the year ended September 30, 2015.  No other impairments were recorded at September 30, 2015.

During the year ended September 30, 2016, we received a $10,000 lease payment from a property leased to a third party.  Given that the carrying value of the property was nil, the lease income was recorded on the consolidated statements of operations and comprehensive income (loss) as a gain on lease of mineral rights.

During the year ended September 30, 2015, we received a $350,000 lease payment from a property leased to a third party.  The carrying value of the property was reduced to zero resulting in a reduction of $225,362 in property, mineral rights, and equipment, net.  The excess of $124,638 was recorded on the consolidated statements of operations and comprehensive income (loss) as a gain on lease of mineral rights.

Depreciation expense for the years ended September 30, 2016 and 2015 was $1,981 and $7,918, respectively.